Note 14 - Stock-based Compensation - Options Outstanding and Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options outstanding (in shares)	175,593,950
Options outstanding, weighted average remaining contractual life (Year)	3 years 306 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0646	$ 0.0714
Options exercisable, number exercisable and vested (in shares)	145,492,900
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0706
Range 1 [Member]
Exercise price range, lower limit (in dollars per share)	0.027
Exercise price range, upper limit (in dollars per share)	$ 0.0314
Number of options outstanding (in shares)	50,133,550
Options outstanding, weighted average remaining contractual life (Year)	5 years 215 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0305
Options exercisable, number exercisable and vested (in shares)	30,157,100
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0306
Range 2 [Member]
Exercise price range, lower limit (in dollars per share)	0.0338
Exercise price range, upper limit (in dollars per share)	$ 0.0472
Number of options outstanding (in shares)	22,499,250
Options outstanding, weighted average remaining contractual life (Year)	5 years 204 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.042
Options exercisable, number exercisable and vested (in shares)	13,895,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0425
Range 3 [Member]
Exercise price range, lower limit (in dollars per share)	0.0506
Exercise price range, upper limit (in dollars per share)	$ 0.064
Number of options outstanding (in shares)	36,109,100
Options outstanding, weighted average remaining contractual life (Year)	3 years 10 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.058
Options exercisable, number exercisable and vested (in shares)	35,564,400
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0581
Range 4 [Member]
Exercise price range, lower limit (in dollars per share)	0.0644
Exercise price range, upper limit (in dollars per share)	$ 0.08
Number of options outstanding (in shares)	35,697,550
Options outstanding, weighted average remaining contractual life (Year)	3 years 295 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0782
Options exercisable, number exercisable and vested (in shares)	34,721,350
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0782
Range 5 [Member]
Exercise price range, lower limit (in dollars per share)	0.0834
Exercise price range, upper limit (in dollars per share)	$ 0.1636
Number of options outstanding (in shares)	31,154,500
Options outstanding, weighted average remaining contractual life (Year)	284 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.1276
Options exercisable, number exercisable and vested (in shares)	31,154,500
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.1276